Organization and description of business (Additional Information) (Details) $ / shares in Units, $ in Thousands, $ in Thousands																									1 Months Ended				3 Months Ended	8 Months Ended	12 Months Ended
	Sep. 28, 2020 AUD ($) shares	Sep. 28, 2020 USD ($) shares	Aug. 31, 2020 HKD ($) shares	Dec. 23, 2019 USD ($) shares	Sep. 20, 2019 HKD ($) shares	Sep. 20, 2019 USD ($) shares	Apr. 25, 2019 HKD ($) shares	Apr. 25, 2019 USD ($) shares	Mar. 08, 2019 USD ($) $ / shares shares	Feb. 05, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Jun. 26, 2018 USD ($) $ / shares shares	Jun. 07, 2018 USD ($) shares	Mar. 08, 2018 HKD ($) property shares	Mar. 08, 2018 USD ($) property shares	Dec. 22, 2017 HKD ($) shares	Dec. 22, 2017 USD ($) shares	May 10, 2017 USD ($) $ / shares	Apr. 28, 2017 USD ($) shares	Dec. 27, 2016 USD ($)	Feb. 29, 2016 shares	Jan. 19, 2016 $ / shares	Dec. 28, 2015 USD ($) shares	Mar. 12, 2010 shares	Jan. 31, 2020 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2018	Aug. 31, 2020 HKD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Aug. 31, 2020 USD ($)	Sep. 20, 2019 USD ($)	Apr. 25, 2019 USD ($)	Jun. 27, 2018 $ / shares shares	Jun. 25, 2018 USD ($) $ / shares shares	Jun. 07, 2018 HKD ($)	Jun. 07, 2018 USD ($) $ / shares	May 17, 2018 USD ($)	Apr. 18, 2018	Dec. 26, 2017 $ / shares	Aug. 10, 2016 shares	Aug. 09, 2016 shares	Jan. 18, 2016 $ / shares	Dec. 31, 2014 USD ($)	Dec. 24, 2014	Mar. 14, 2011	Jan. 29, 2008 shares
Common Stock Shares Authorized																															500,000,000	500,000,000					500,000,000	50,000,000						50,000,000	12,500,000
Common Stock, Par or Stated Value Per Share | $ / shares												$ 0.004										$ 0.004									$ 0.004	$ 0.004					$ 0.004	$ 0.004								$ 0.001
Amount of increase of common stocks authorized												450,000,000
The amount of increase of preferred stocks authorized												9,000,000
Share Capital Authorized Value | $												$ 2,010,000																										$ 201,000
Common Stock, Shares, Outstanding																															80,026,647	80,026,647
Preferred Stock, Shares Authorized																															1,000,000	1,000,000					10,000,000	1,000,000												1,000,000
Preferred Stock, Shares Outstanding																															0	0
Preferred Stock, Par or Stated Value Per Share | $ / shares												$ 0.001																			$ 0.001	$ 0.001					$ 0.001	$ 0.001
Debt Instrument, Interest Rate, Stated Percentage																									8.00%																	2.50%
Stock Issued During Period, Value, Acquisitions | $																															$ 14,660,000	$ 5,242,000	$ 8,188,000
Conversion of stock split ratio																						0.25
Victor [Member]
Stock Issued During Period, Shares, Acquisitions				15,992,000
Percentage of new shares issued for business acquisition				19.90%
SGOCO Fujian [Member]
Consideration | $																																															$ 11,000,000
SGOCO Shenzhen [Member]
Equity Method Investment, Ownership Percentage																																									100.00%
Consideration | $																																									$ 1,000
Century Skyway Limited
Consideration							$ 99,450																									$ 12,750,000				$ 12,750,000			$ 126,130	$ 16,170,000
Percentage of ownership to sell in disposal																													51.00%			51.00%
Number of shares to sell							5,100	5,100
Ownership interest transferred																																51.00%
Century Skyway Limited | Ho Pui Lung [Member]
Consideration to be received						$ 12,750,000	$ 99,450	$ 12,750,000
Consideration					$ 99,450																														$ 12,750,000
Percentage of ownership to sell in disposal					51.00%	51.00%
Number of shares to sell					5,100	5,100
Ownership interest transferred					51.00%	51.00%
Number of shares transferred					5,100	5,100
Giant Financial Services Limited
Payments to Acquire Businesses, Gross | $				$ 21,790,000
Business Combination Consideration Transferred				$64.34
Business Combination, Consideration Transferred	$ 700	$ 590,000
Boca International Limited
Disposal business, Number of shares sold during the period																														94
Disposal business, percentage of ownership to be disposed																														51.00%
Consideration			$ 1,460																											$ 1,460				$ 190,000					184,840	23,700,000
Percentage of ownership to sell in disposal			51.00%
Number of shares to sell			94
Ownership interest transferred																														51.00%
Boca International Limited | Wong Yiu Tong [Member]
Disposal business, percentage of ownership to be disposed																														51.00%
Consideration			$ 1,460																											$ 1,460				$ 190,000
Percentage of ownership to sell in disposal			51.00%
Giant Credit Limited
Payments to Acquire Businesses, Gross																$ 19,600	$ 2,350,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																2,220,283	2,220,283
Stock Issued During Period, Shares, Acquisitions																2,220,283	2,220,283
Business Combination, Consideration Transferred																$ 19,600	$ 2,354,000
Shares Issued, Price Per Share | $ / shares																																											$ 1.06
SGO Corporation [Member]
Business Acquisition, Percentage of Voting Interests Acquired																																																	100.00%
Paris Sky Limited
Fair value of equity issued in business acquisition | $																																								4,780,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned																																							$ 30,330	$ 3,890,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares													3,889,050
Stock Issued During Period, Shares, Acquisitions													3,889,050
Business Combination, Consideration Transferred | $													$ 48,128,000
Shares Issued, Price Per Share | $ / shares																																								$ 1.23
Sale of Stock, Price Per Share | $ / shares																																								$ 1.23
Business Acquisition, Percentage of Voting Interests Acquired																																							100.00%	100.00%
Debt Instrument, Face Amount																																							$ 27,100	$ 3,470,000
Debt Instrument, Interest Rate, Stated Percentage																																							8.00%	8.00%
Stock Issued During Period, Value, Acquisitions | $													4,780,000
Paris Sky Limited | Equity Interest In BOCA [Member]
Business Combination, Consideration Transferred | $													23,699,000
Business Acquisition, Percentage of Voting Interests Acquired																																							49.00%	49.00%
Paris Sky Limited | CSL [Member]
Business Combination, Consideration Transferred | $													$ 16,170,000
Business Acquisition, Percentage of Voting Interests Acquired																																							49.00%	49.00%
Century Skyway Limited
Payments to Acquire Businesses, Gross | $																		$ 32,600,000	$ 32,600,000							$ 32,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																			1,500,000
Stock Issued During Period, Shares, Acquisitions					5,100	5,100
Business Combination, Consideration Transferred					$ 99,450	$ 12,750,000												$ 34,925,000		$ 35,000,000
Shares Issued, Price Per Share | $ / shares																		$ 1.55
Equity Method Investment, Ownership Percentage					51.00%																														51.00%				51.00%	51.00%
Century Skyway Limited | Ho Pui Lung [Member]
Number of shares to sell							5,100	5,100
Boca International Limited
Payments to Acquire Businesses, Gross | $																							$ 52,000,000				$ 52,000,000	$ 52,000,000
Stock Issued During Period, Shares, Acquisitions																					1,162,305		3,400,000				1,162,305
Business Combination, Consideration Transferred | $																											$ 56,080,000
Shares Issued, Price Per Share | $ / shares																											$ 3.51
Percentage of new shares issued for business acquisition																							19.90%
Equity Method Investment, Ownership Percentage																																							51.00%	51.00%
Business Acquisition, Percentage of Voting Interests Acquired																							100.00%				100.00%
Percentage reducing electricity consumption																							50.00%
Eleven Hau Fook Street Limited
Payments to Acquire Businesses, Gross														$ 26,100	$ 3,350,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares														2,935,222	2,935,222
Number of properties owned | property														2	2
Vision Lane Limited
Payments to Acquire Businesses, Gross | $										$ 7,460,000	$ 6,410,000
Stock Issued During Period, Shares, Acquisitions									4,519,347	4,519,347
Business Combination, Consideration Transferred | $									$ 12,740,000	$ 12,420,000
Shares Issued, Price Per Share | $ / shares									$ 1.16	$ 1.10
Stock Issued During Period, Value, Acquisitions | $										$ 5,240,000
Vision Lane Limited | Paris Sky Limited
Payments to Acquire Businesses, Gross | $										$ 7,500,000
Fair value of equity issued in business acquisition | $									$ 5,240,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares									4,519,347	4,519,347
Business Combination, Consideration Transferred | $									$ 12,700,000	$ 12,428,205
Sale of Stock, Price Per Share | $ / shares									$ 1.16	$ 1.10
Business Acquisition, Percentage of Voting Interests Acquired										100.00%
SGOCO Fujian [Member]
Business Acquisition, Percentage of Voting Interests Acquired																																																100.00%
Honesty Group [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																								3,575,000
Business Acquisition, Percentage of Voting Interests Acquired																								100.00%
Giant Financial Services Limited
Payments to Acquire Businesses, Gross | $																									$ 21,795,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	559,581	559,581		15,992,000
Business Combination, Consideration Transferred | $																									$ 64,341,000
Percentage of new shares issued for business acquisition				19.90%
Consideration | $				$ 64,340,000